Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,848,000
Previously Paid Amount	0.00
Total Fee Amount	863.16
Total Offset Amount	0.00
Net Fee	863.16
Narrative - Max Aggregate Offering Price	$ 5,848,000
Final Prospectus	true